Capital Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2020
Business Combinations And Dispositions [Abstract]
Capital Acquisitions and Dispositions	CAPITAL ACQUISITIONS AND DISPOSITIONS
In the year ended December 31, 2020, the Company incurred $5.4 million (year ended December 31, 2019 - $6.3 million) of transaction costs related to acquisitions through business combinations and dispositions that were recorded as general and administrative expenses.
a) Major Property Dispositions
Saskatchewan gas infrastructure asset disposition
In the year ended December 31, 2020, the Company disposed of certain Saskatchewan gas infrastructure assets for consideration of $500.2 million. These assets were classified as held for sale at December 31, 2019, and had a net carrying value of $198.3 million, resulting in a gain of $301.9 million.
b) Minor property acquisitions and dispositions
In the year ended December 31, 2020, the Company completed minor property acquisitions and dispositions for net consideration of $6.6 million, resulting in a gain of $14.5 million.

($ millions)	Saskatchewan gas infrastructure	Other minor, net
Dispositions

Consideration
Cash	500.2	8.2
Working capital	—	(1.6)
	500.2	6.6
Carrying Value
Exploration and evaluation	—	1.1
Property, plant and equipment	(199.4)	(23.4)
Goodwill	(6.4)	(1.2)
Decommissioning liability	7.5	31.4
	(198.3)	7.9

Gain on capital dispositions	301.9	14.5